Shareholders' Equity - Schedule of Fair Value of the Warrants (Details) - Public Warrants [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Warrants [Line Items]
Opening balance	€ 765	€ 7,651
Fair value movement on warrants unexercised	(588)	(6,886)
Closing balance	€ 177	€ 765